INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Text Block]

NOTE 5 – INTANGIBLE ASSETS

In June 2014, the Company acquired a group of companies that included geothermal water rights located at The Geysers in Northern California that amounted to $278,872. On December 12, 2014, the Company completed an acquisition of Earth Power Resources Inc. The acquisition included 26,017 acres of geothermal water rights in located in the Crescent Valley area in the State of Nevada valued at $451,608 on the acquisition date. During the year ended December 31, 2014, the Company abandoned the Granite Creek, Nevada area and released the geothermal water and mineral rights originally purchased for $451,299.

Intangible assets, at cost, are summarized by project location as follows:

	December 31,
	2015	2014
In operation:
Neal Hot Springs, Oregon:
Geothermal water and mineral rights	$625,337	$625,337
San Emidio, Nevada:
Geothermal water and mineral rights	4,825,220	4,825,220
Less: accumulated amortization	(1,299,119)	(1,117,434)
	4,151,438	4,333,123
Inactive:
Raft River, Idaho:
Surface water rights	146,342	146,343
Geothermal water and mineral rights	1,281,540	1,251,540

Guatemala City, Guatemala:
Geothermal water and mineral rights	625,000	625,000

Gerlach, Nevada:
Geothermal water and mineral rights	997,000	997,000

Crescent Valley, Nevada:
Geothermal water and mineral rights	451,608	451,608

The Geysers, California:
Geothermal water rights	278,872	278,872

San Emidio, Nevada:
Surface water rights	4,323,520	4,323,520
Geothermal water and mineral rights	3,440,580	3,440,580
Less: prior accumulated amortization	(430,072)	(430,072)
	11,114,390	11,084,391

	$15,265,828	$15,417,514

Amortization expense was charged to plant operations for the years ended December 31, 2015 and 2014 that amounted to $181,685 and $181,685 ; respectively.